Basis of Presentation and Summary of Significant Accounting Policies - Income Taxes (Detail) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Deferred tax assets, valuation allowance	$ 2.2